Unit-Based Compensation (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted (in shares)	132,582	32,054	31,961
Aggregate value of units issued	$ 1.5	$ 1.1	$ 1.3
Payment award description				Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Restricted units, vesting period				3 years
Restricted units expense				$ 1.3	$ 1.2	$ 1.0
Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted (in shares)	32,723				10,447	9,521
Aggregate value of units issued	$ 0.4